Expense Example - iShares Mortgage-Backed Securities Active ETF - iShares Mortgage-Backed Securities Active ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	$ 1,015